Janus Henderson VIT Global Sustainable Equity Portfolio

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Common Stocks– 96.8%
Auto Components – 1.6%
Aptiv PLC*	699	$83,677
Building Products – 1.0%
Advanced Drainage Systems Inc	439	52,158
Containers & Packaging – 1.2%
DS Smith PLC	14,263	59,819
Diversified Financial Services – 0.4%
Linklogis Inc - Class B (144A)*	20,500	19,436
Electric Utilities – 1.7%
SSE PLC	3,830	87,681
Electrical Equipment – 5.2%
Legrand SA	1,000	95,054
Nidec Corp	700	55,467
Schneider Electric SE	684	114,182
		264,703
Electronic Equipment, Instruments & Components – 6.3%
IPG Photonics Corp*	580	63,661
Murata Manufacturing Co Ltd	1,100	72,728
Shimadzu Corp	2,300	79,213
TE Connectivity Ltd	805	105,439
		321,041
Entertainment – 2.0%
Nintendo Co Ltd	200	100,929
Equity Real Estate Investment Trusts (REITs) – 4.2%
Crown Castle International Corp	387	71,440
Equinix Inc	98	72,679
Prologis Inc	423	68,306
		212,425
Food Products – 0.5%
McCormick & Co Inc/MD	260	25,948
Health Care Equipment & Supplies – 0.3%
Nanosonics Ltd*	4,547	13,314
Health Care Providers & Services – 3.3%
Encompass Health Corp	1,156	82,203
Humana Inc	194	84,423
		166,626
Health Care Technology – 0.2%
Accolade Inc*	583	10,237
Independent Power and Renewable Electricity Producers – 3.6%
Boralex Inc - Class A	2,931	95,011
Innergex Renewable Energy Inc	5,662	90,048
		185,059
Information Technology Services – 1.9%
Mastercard Inc	266	95,063
Insurance – 12.2%
AIA Group Ltd	8,800	92,135
Aon PLC - Class A	505	164,443
Intact Financial Corp	950	140,387
Marsh & McLennan Cos Inc	705	120,146
Progressive Corp/The	916	104,415
		621,526
Leisure Products – 1.3%
Shimano Inc	300	68,632
Life Sciences Tools & Services – 1.9%
ICON PLC*	405	98,504
Machinery – 8.7%
Evoqua Water Technologies Corp*	3,882	182,376
Knorr-Bremse AG	793	60,916
Wabtec Corp	1,299	124,925
Xylem Inc/NY	855	72,897
		441,114
Professional Services – 1.5%
Wolters Kluwer NV	702	74,717
Semiconductor & Semiconductor Equipment – 14.6%
ASML Holding NV	137	91,366
Lam Research Corp	201	108,060
Microchip Technology Inc	1,205	90,544
NVIDIA Corp	744	203,008
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	1,425	148,571

Shares		Value
Common Stocks– (continued)
Semiconductor & Semiconductor Equipment– (continued)
Texas Instruments Inc	541	$99,263
		740,812
Software – 18.0%
Adobe Inc*	161	73,355
Atlassian Corp PLC - Class A*	296	86,974
Autodesk Inc*	683	146,401
Avalara Inc*	763	75,926
Bill.com Holdings Inc*	218	49,440
Cadence Design Systems Inc*	489	80,421
Microsoft Corp	1,046	322,492
Zendesk Inc*	672	80,835
		915,844
Specialty Retail – 0.9%
Home Depot Inc	146	43,702
Textiles, Apparel & Luxury Goods – 2.0%
adidas AG	235	54,869
NIKE Inc - Class B	363	48,845
		103,714
Thrifts & Mortgage Finance – 2.3%
Walker & Dunlop Inc	894	115,702
Total Common Stocks (cost $4,841,227)		4,922,383
Investment Companies– 2.6%
Money Markets – 2.6%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $131,433)	131,420	131,433
Total Investments (total cost $4,972,660) – 99.4%		5,053,816
Cash, Receivables and Other Assets, net of Liabilities – 0.6%		32,862
Net Assets – 100%		$5,086,678

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,253,863	64.4%
Japan	376,969	7.5
Canada	325,446	6.4
France	209,236	4.1
Netherlands	166,083	3.3
Taiwan	148,571	2.9
United Kingdom	147,500	2.9
Germany	115,785	2.3
Australia	100,288	2.0
Ireland	98,504	2.0
Hong Kong	92,135	1.8
China	19,436	0.4

Total	$5,053,816	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 2.6%
Money Markets - 2.6%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$80	$-	$-	$131,433

	Value at 12/31/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 2.6%
Money Markets - 2.6%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	-	5,038,660	(4,907,227)	131,433

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2022 is $19,436, which represents 0.4% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Containers & Packaging	$-	$59,819	$-
Diversified Financial Services	-	19,436	-
Electric Utilities	-	87,681	-
Electrical Equipment	-	264,703	-
Electronic Equipment, Instruments & Components	169,100	151,941	-
Entertainment	-	100,929	-
Health Care Equipment & Supplies	-	13,314	-
Insurance	529,391	92,135	-
Leisure Products	-	68,632	-
Machinery	380,198	60,916	-
Professional Services	-	74,717	-
Semiconductor & Semiconductor Equipment	649,446	91,366	-
Textiles, Apparel & Luxury Goods	48,845	54,869	-
All Other	2,004,945	-	-
Investment Companies	-	131,433	-
Total Assets	$3,781,925	$1,271,891	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-25-70452 05-22